                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08837

                                   ----------

                          THE SELECT SECTOR SPDR TRUST
               (Exact name of registrant as specified in charter)

                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02111
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)   Copy to:

Gary L. French                            Ryan M. Louvar, Esq.
President                                 Vice President and Counsel
State Street Bank and Trust Company       State Street Bank and Trust Company
One Lincoln Street                        One Lincoln Street
Boston, MA 02111                          Boston, MA 02111

Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 99.8%
AUTO COMPONENTS -- 1.5%
Goodyear Tire & Rubber Co. (The)
  (a)...............................     84,829   $  1,780,561
Johnson Controls, Inc. .............     94,238      8,096,929
                                                  ------------
                                                     9,877,490
                                                  ------------
AUTOMOBILES -- 3.7%
Ford Motor Co. .....................    909,217      6,828,220
General Motors Corp. ...............    270,824      8,319,713
Harley-Davidson, Inc. ..............    124,825      8,796,418
                                                  ------------
                                                    23,944,351
                                                  ------------
DISTRIBUTORS -- 0.6%
Genuine Parts Co. ..................     82,175      3,897,560
                                                  ------------
DIVERSIFIED CONSUMER SERVICES -- 0.9%
Apollo Group, Inc. (Class A) (a)....     67,048      2,612,861
Block (H&R), Inc. ..................    154,029      3,548,828
                                                  ------------
                                                     6,161,689
                                                  ------------
HOTELS RESTAURANTS & LEISURE -- 15.4%
Carnival Corp. .....................    214,320     10,512,396
Darden Restaurants, Inc. ...........     69,938      2,809,409
Harrah's Entertainment, Inc. .......     89,517      7,404,846
Hilton Hotels Corp. ................    186,095      6,494,716
International Game Technology.......    162,499      7,507,454
Marriott International, Inc. (Class
  A)................................    162,070      7,733,980
McDonald's Corp. ...................    595,148     26,382,911
Starbucks Corp. (a).................    364,023     12,893,695
Starwood Hotels & Resorts Worldwide,
  Inc. .............................    102,204      6,387,750
Wendy's International, Inc. ........     46,776      1,547,818
Wyndham Worldwide Corp. (a).........     96,321      3,084,198
Yum Brands, Inc. ...................    127,860      7,518,168
                                                  ------------
                                                   100,277,341
                                                  ------------
HOUSEHOLD DURABLES -- 6.1%
Black & Decker Corp. ...............     32,568      2,604,463
Centex Corp. .......................     56,761      3,193,942
D.R. Horton, Inc. ..................    132,757      3,516,733
Fortune Brands, Inc. ...............     72,878      6,223,052
Harman International Industries,
  Inc. .............................     31,184      3,115,593
KB HOME.............................     37,673      1,931,871
Leggett & Platt, Inc. ..............     86,765      2,073,684
Lennar Corp. (Class A)..............     66,264      3,476,209
Newell Rubbermaid, Inc. ............    132,640      3,839,928
Pulte Homes, Inc. ..................    101,424      3,359,163
Snap-on, Inc. ......................     28,284      1,347,450
Stanley Works (The).................     38,721      1,947,279
Whirlpool Corp. ....................     37,385      3,103,703
                                                  ------------
                                                    39,733,070
                                                  ------------
INTERNET & CATALOG RETAIL -- 1.5%
Amazon.com, Inc. (a)................    149,008      5,879,856
IAC/InterActiveCorp (a).............    106,729      3,966,049
                                                  ------------
                                                     9,845,905
                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.7%
Brunswick Corp. ....................     45,211      1,442,231
Eastman Kodak Co. ..................    137,598      3,550,028
Hasbro, Inc. .......................     76,690      2,089,803
Mattel, Inc. .......................    183,606      4,160,512
                                                  ------------
                                                    11,242,574
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
MEDIA -- 35.1%
CBS Corp. ..........................    376,235   $ 11,731,007
Clear Channel Communications,
  Inc. .............................    238,097      8,461,967
Comcast Corp. (Class A) (a).........  1,002,483     42,435,105
DIRECTV Group, Inc. (The) (a).......    371,154      9,256,581
Disney (Walt) Co. (The).............    996,742     34,158,348
Dow Jones & Co., Inc. ..............     31,760      1,206,880
Gannett Co., Inc. ..................    113,476      6,860,759
Interpublic Group of Companies, Inc.
  (a)...............................    211,018      2,582,860
McGraw-Hill Cos. Inc. (The).........    170,404     11,590,880
Meredith Corp. .....................     18,919      1,066,086
New York Times Co. (The) (Class
  A)................................     70,231      1,710,827
News Corp. (Class A)................  1,126,833     24,204,373
Omnicom Group, Inc. ................     82,391      8,613,155
Scripps (E.W.) Co. (The) (Class
  A)................................     40,518      2,023,469
Time Warner, Inc. ..................  1,924,857     41,923,386
Tribune Co. ........................     91,216      2,807,629
Univision Communications, Inc.
  (Class A) (a).....................    121,362      4,298,642
Viacom, Inc. (Class B) (a)..........    337,086     13,830,639
                                                  ------------
                                                   228,762,593
                                                  ------------
MULTILINE RETAIL -- 10.9%
Big Lots, Inc. (a)..................     53,069      1,216,341
Dillard's, Inc. (Class A)...........     28,919      1,011,297
Dollar General Corp. ...............    149,358      2,398,690
Family Dollar Stores, Inc. .........     72,628      2,130,179
Federated Department Stores,
  Inc. .............................    253,485      9,665,383
J.C. Penney Co., Inc. (Holding
  Co.)..............................    108,322      8,379,790
Kohl's Corp. (a)....................    157,427     10,772,730
Nordstrom, Inc. ....................    109,313      5,393,503
Sears Holdings Corp. (a)............     39,846      6,691,339
Target Corp. .......................    413,539     23,592,400
                                                  ------------
                                                    71,251,652
                                                  ------------
SPECIALTY RETAIL -- 18.7%
AutoNation, Inc. (a)................     73,972      1,577,083
AutoZone, Inc. (a)..................     24,428      2,822,900
Bed Bath & Beyond, Inc. (a).........    135,065      5,145,977
Best Buy Co., Inc. .................    195,265      9,605,085
Circuit City Stores, Inc. ..........     68,389      1,298,023
Gap, Inc. (The).....................    254,042      4,953,819
Home Depot, Inc. ...................    983,430     39,494,549
Limited Brands, Inc. ...............    164,635      4,764,537
Lowe's Companies, Inc. .............    732,514     22,817,811
Office Depot, Inc. (a)..............    134,266      5,124,933
OfficeMax, Inc. ....................     35,510      1,763,072
RadioShack Corp. ...................     66,319      1,112,833
Sherwin-Williams Co. (The)..........     54,081      3,438,470
Staples, Inc. ......................    348,592      9,307,406
Tiffany & Co. ......................     66,571      2,612,246
TJX Cos, Inc. (The).................    218,931      6,243,912
                                                  ------------
                                                   122,082,656
                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 3.7%
Coach, Inc. (a).....................    176,935      7,601,127
Jones Apparel Group, Inc. ..........     54,488      1,821,534
Liz Claiborne, Inc. ................     49,614      2,156,224

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)
NIKE, Inc. (Class B)................     90,659   $  8,977,961
V.F. Corp. .........................     42,970      3,526,978
                                                  ------------
                                                    24,083,824
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $663,263,929)...............               651,160,705
                                                  ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $594,794)........    594,794        594,794
                                                  ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $663,858,723)...............               651,755,499
OTHER ASSETS AND
  LIABILITIES -- 0.1%...............                   707,758
                                                  ------------
NET ASSETS -- 100.0%................              $652,463,257
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.7%
BEVERAGES -- 15.9%
Anheuser-Busch Cos, Inc. ..........  1,047,266   $   51,525,487
Brown-Forman Corp. (Class B).......    143,891        9,531,340
Coca-Cola Co. (The)................  1,509,486       72,832,700
Coca-Cola Enterprises, Inc. .......    506,083       10,334,215
Constellation Brands, Inc. (Class
  A) (a)...........................    403,955       11,722,774
Molson Coors Brewing Co. (Class
  B)...............................     97,716        7,469,411
Pepsi Bottling Group, Inc. (The)...    285,176        8,814,790
PepsiCo, Inc. .....................  1,041,891       65,170,282
                                                 --------------
                                                    237,400,999
                                                 --------------
FOOD & STAPLES RETAILING -- 25.5%
Costco Wholesale Corp. ............    642,831       33,986,475
CVS Corp. .........................  1,163,386       35,960,261
Kroger Co. ........................  1,079,970       24,914,908
Safeway, Inc. .....................    696,695       24,077,779
SUPERVALU, Inc. ...................    412,639       14,751,844
Sysco Corp. .......................    886,583       32,590,791
Wal-Mart Stores, Inc. .............  3,106,478      143,457,154
Walgreen Co. ......................  1,341,419       61,557,718
Whole Foods Market, Inc. ..........    178,456        8,374,940
                                                 --------------
                                                    379,671,870
                                                 --------------
FOOD PRODUCTS -- 14.5%
Archer-Daniels-Midland Co. ........    961,127       30,717,619
Campbell Soup Co. .................    403,778       15,702,926
ConAgra Foods, Inc. ...............    807,112       21,792,024
Dean Foods Co. (a).................    168,730        7,133,904
General Mills, Inc. ...............    497,246       28,641,370
H.J. Heinz Co. ....................    511,789       23,035,623
Hershey Co. (The)..................    275,990       13,744,302
Kellogg Co. .......................    389,738       19,510,284
McCormick & Co., Inc. .............    273,661       10,552,368
Sara Lee Corp. ....................  1,113,484       18,962,633
Tyson Foods, Inc. (Class A)........    510,915        8,404,552
Wm. Wrigley Jr., Co. ..............    337,054       17,432,433
                                                 --------------
                                                    215,630,038
                                                 --------------

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
HOUSEHOLD PRODUCTS -- 24.3%
Clorox Co. ........................    249,312   $   15,993,365
Colgate-Palmolive Co. .............    708,963       46,252,746
Kimberly-Clark Corp. ..............    632,956       43,009,360
Procter & Gamble Co. ..............  4,003,288      257,291,320
                                                 --------------
                                                    362,546,791
                                                 --------------
PERSONAL PRODUCTS -- 1.9%
Avon Products, Inc. ...............    670,140       22,141,425
Estee Lauder Cos, Inc. (The) (Class
  A)...............................    160,261        6,541,854
                                                 --------------
                                                     28,683,279
                                                 --------------
TOBACCO -- 17.6%
Altria Group, Inc. ................  2,646,516      227,124,003
Reynolds American, Inc. ...........    286,234       18,739,740
UST, Inc. .........................    283,413       16,494,637
                                                 --------------
                                                    262,358,380
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,429,080,581)............               1,486,291,357
                                                 --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $987,056).......    987,056          987,056
                                                 --------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $1,430,067,637)............               1,487,278,413
OTHER ASSETS AND
  LIABILITIES -- 0.2%..............                   3,692,526
                                                 --------------
NET ASSETS -- 100.0%...............              $1,490,970,939
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.8%
ENERGY EQUIPMENT & SERVICES -- 20.1%
Baker Hughes, Inc. ...............   1,218,170   $   90,948,572
BJ Services Co. ..................   1,479,517       43,379,438
Halliburton Co. ..................   3,613,615      112,202,746
Nabors Industries Ltd. (a)........   1,474,461       43,909,449
National Oilwell Varco, Inc.
  (a).............................     834,090       51,029,626
Noble Corp. ......................     680,353       51,808,881
Rowan Cos., Inc. .................     905,203       30,052,740
Schlumberger Ltd. ................   2,521,034      159,228,507
Smith International, Inc. ........     594,985       24,436,034
Transocean, Inc. (a)..............   1,103,805       89,286,787
Weatherford International Ltd.
  (a).............................   1,446,446       60,446,978
                                                 --------------
                                                    756,729,758
                                                 --------------
OIL, GAS & CONSUMABLE FUELS -- 79.7%
Anadarko Petroleum Corp. .........   1,788,500       77,835,520
Apache Corp. .....................   1,269,618       84,442,293
Chesapeake Energy Corp. ..........   1,931,780       56,118,209
Chevron Corp. ....................   6,738,657      495,493,449
ConocoPhillips....................   5,166,628      371,738,885
CONSOL Energy, Inc. ..............   1,122,843       36,076,945
Devon Energy Corp. ...............   1,611,747      108,115,989
El Paso Corp. ....................   3,461,350       52,889,428
EOG Resources, Inc. ..............   1,005,608       62,800,220
Exxon Mobil Corp. ................  11,209,580      858,990,115
Hess Corp. .......................   1,293,613       64,124,396

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
Kinder Morgan, Inc. ..............     494,057   $   52,246,528
Marathon Oil Corp. ...............   1,282,422      118,624,035
Murphy Oil Corp. .................     944,256       48,015,418
Occidental Petroleum Corp. .......   2,951,853      144,138,982
Peabody Energy Corp. .............     787,220       31,811,560
Spectra Energy Corp. .............   1,894,300       52,532,728
Sunoco, Inc. .....................     638,806       39,835,942
Valero Energy Corp. ..............   2,149,582      109,972,615
Williams Cos., Inc. (The).........   2,550,005       66,606,131
XTO Energy, Inc. .................   1,525,425       71,771,246
                                                 --------------
                                                  3,004,180,634
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $3,920,360,605)...........                3,760,910,392
                                                 --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $3,644,592)....   3,644,592        3,644,592
                                                 --------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $3,924,005,197)...........                3,764,554,984
OTHER ASSETS AND
  LIABILITIES -- 0.1%.............                    2,211,892
                                                 --------------
NET ASSETS -- 100.0%..............               $3,766,766,876
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.7%
CAPITAL MARKETS -- 17.1%
Ameriprise Financial, Inc. .......     193,482   $   10,544,769
Bank of New York Co., Inc.
  (The)...........................     605,462       23,837,039
Bear Stearns Cos., Inc. ..........      93,030       15,143,423
Charles Schwab Corp. (The)........     811,152       15,687,680
E*Trade Financial Corp. (a).......     339,461        7,610,716
Federated Investors, Inc. (Class
  B)..............................      71,819        2,426,046
Franklin Resources, Inc. .........     132,044       14,547,288
Goldman Sachs Group, Inc. ........     337,809       67,342,224
Janus Capital Group, Inc. ........     157,092        3,391,616
Legg Mason, Inc. .................     104,005        9,885,675
Lehman Brothers Holdings, Inc. ...     420,386       32,840,554
Mellon Financial Corp. ...........     326,261       13,751,901
Merrill Lynch & Co., Inc. ........     700,964       65,259,748
Morgan Stanley....................     839,462       68,357,391
Northern Trust Corp. .............     148,488        9,011,737
State Street Corp. (b)............     262,470       17,700,977
T. Rowe Price Group, Inc. ........     207,400        9,077,898
                                                 --------------
                                                    386,416,682
                                                 --------------
COMMERCIAL BANKS -- 18.7%
BB&T Corp. .......................     426,142       18,720,418
Comerica, Inc. ...................     126,009        7,394,208
Commerce Bancorp, Inc. ...........     147,380        5,198,093
Compass Bancshares, Inc. .........     102,764        6,129,873
Fifth Third Bancorp...............     443,050       18,134,037
First Horizon National Corp. .....      98,651        4,121,639
Huntington Bancshares, Inc. ......     188,616        4,479,630
KeyCorp...........................     319,679       12,157,392
M & T Bank Corp. .................      61,604        7,525,545
Marshall & Ilsley Corp. ..........     201,386        9,688,680
National City Corp. ..............     500,866       18,311,661
PNC Financial Services Group......     233,859       17,314,920
Regions Financial Corp. ..........     577,310       21,591,394
SunTrust Banks, Inc. .............     280,790       23,712,716
Synovus Financial Corp. ..........     256,839        7,918,346
U.S. Bancorp......................   1,393,997       50,448,751
Wachovia Corp. ...................   1,511,527       86,081,463
Wells Fargo & Co. ................   2,677,058       95,196,182
Zions Bancorp.....................      84,548        6,970,137
                                                 --------------
                                                    421,095,085
                                                 --------------
CONSUMER FINANCE -- 4.4%
American Express Co. .............     955,399       57,964,058
Capital One Financial Corp. ......     324,694       24,942,993
SLM Corp. ........................     325,212       15,860,589
                                                 --------------
                                                     98,767,640
                                                 --------------
DIVERSIFIED FINANCIAL SERVICES -- 25.5%
Bank of America Corp. ............   3,561,020      190,122,858
Chicago Mercantile Exchange
  Holdings, Inc. .................      27,586       14,061,963
CIT Group, Inc. ..................     157,793        8,800,116
Citigroup, Inc. ..................   3,896,522      217,036,275
JPMorgan Chase & Co. .............   2,750,823      132,864,751
Moody's Corp. ....................     187,955       12,980,172
                                                 --------------
                                                    575,866,135
                                                 --------------

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
INSURANCE -- 21.8%
ACE Ltd. .........................     257,864   $   15,618,822
AFLAC, Inc. ......................     393,633       18,107,118
Allstate Corp. ...................     495,580       32,267,214
Ambac Financial Group, Inc. ......      84,132        7,493,637
American International Group,
  Inc. ...........................   2,061,527      147,729,025
Aon Corp. ........................     245,570        8,678,444
Chubb Corp. ......................     325,951       17,246,067
Cincinnati Financial Corp. .......     137,917        6,249,019
Genworth Financial, Inc. (Class
  A)..............................     351,393       12,021,155
Hartford Financial Services Group,
  Inc. (The)......................     251,345       23,453,002
Lincoln National Corp. ...........     227,670       15,117,288
Loews Corp. ......................     363,637       15,080,026
Marsh & McLennan Cos. Inc. .......     437,119       13,402,069
MBIA, Inc. .......................     106,707        7,796,013
MetLife, Inc. ....................     603,478       35,611,237
Principal Financial Group.........     213,603       12,538,496
Progressive Corp. (The)...........     603,940       14,627,427
Prudential Financial, Inc. .......     378,191       32,471,479
SAFECO Corp. .....................      84,253        5,270,025
St. Paul Travelers Cos, Inc.
  (The)...........................     549,643       29,510,333
Torchmark Corp. ..................      78,529        5,007,009
UnumProvident Corp. ..............     271,674        5,645,386
XL Capital Ltd. (Class A).........     143,094       10,305,630
                                                 --------------
                                                    491,245,921
                                                 --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 5.1%
Apartment Investment & Management
  Co. (Class A)...................      77,330        4,332,027
Archstone-Smith Trust.............     169,984        9,894,769
Boston Properties, Inc. ..........      90,691       10,146,509
Equity Office Properties Trust....     278,063       13,394,295
Equity Residential Properties
  Trust...........................     230,368       11,691,176
Kimco Realty Corp. ...............     179,216        8,055,759
Plum Creek Timber Co., Inc. ......     142,324        5,671,611
ProLogis..........................     194,344       11,810,285
Public Storage, Inc. .............      96,124        9,372,090
Simon Property Group, Inc. .......     175,898       17,816,708
Vornado Realty Trust..............     102,341       12,434,431
                                                 --------------
                                                    114,619,660
                                                 --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.5%
CB Richard Ellis Group, Inc.
  (Class A) (a)...................     145,362        4,826,019
Realogy Corp. (a).................     169,329        5,134,055
                                                 --------------
                                                      9,960,074
                                                 --------------
THRIFTS & MORTGAGE FINANCE -- 6.6%
Countrywide Financial Corp. ......     492,481       20,905,818
Fannie Mae........................     773,164       45,918,210
Freddie Mac.......................     549,002       37,277,236
MGIC Investment Corp. ............      67,161        4,200,249

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
THRIFTS & MORTGAGE FINANCE -- (CONTINUED)
Sovereign Bancorp, Inc. ..........     284,616   $    7,226,400
Washington Mutual, Inc. ..........     749,490       34,094,300
                                                 --------------
                                                    149,622,213
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $2,204,803,774)...........                2,247,593,410
                                                 --------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $4,929,713)....   4,929,713        4,929,713
                                                 --------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $2,209,733,487)...........                2,252,523,123
OTHER ASSETS AND
  LIABILITIES -- 0.1%.............                    2,122,446
                                                 --------------
NET ASSETS -- 100.0%..............               $2,254,645,569
                                                 ==============

(a) Non-income producing security

(b) Affiliated Issuer. See table below for more information.

                                                  SHARES PURCHASED FOR    SHARES SOLD FOR    NUMBER OF
SECURITY                      NUMBER OF SHARES        THREE MONTHS         THREE MONTHS     SHARES HELD
DESCRIPTION                    HELD AT 9/30/06       ENDED 12/31/06       ENDED 12/31/06    AT 12/31/06
-----------                   ----------------    --------------------    ---------------   -----------
State Street Corp.
(Cost $16,931,156)                 241,468               161,954              140,952         262,470

                                                  REALIZED GAIN (LOSS)
                              INCOME EARNED FOR   ON SHARES SOLD DURING      DIVIDEND
SECURITY                        THREE MONTHS          THREE MONTHS          RECEIVABLE
DESCRIPTION                    ENDED 12/31/06        ENDED 12/31/06       AT 12/31/2006
-----------                   -----------------   ---------------------   -------------
State Street Corp.                 $56,706              $299,244             $56,706

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

       SECURITY DESCRIPTION           SHARES         VALUE
       --------------------           ------         -----
COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 11.3%
Amgen, Inc. (a)....................  1,400,344   $   95,657,499
Biogen Idec, Inc. (a)..............    414,286       20,378,728
Celgene Corp. (a)..................    447,370       25,737,196
Genzyme Corp. (a)..................    320,803       19,755,049
Gilead Sciences, Inc. (a)..........    552,407       35,867,786
MedImmune, Inc. (a)................    299,381        9,690,963
                                                 --------------
                                                    207,087,221
                                                 --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 13.5%
Bausch & Lomb, Inc. ...............     69,889        3,638,421
Baxter International, Inc. ........    797,916       37,015,323
Becton, Dickinson and Co. .........    304,155       21,336,473
Biomet, Inc. ......................    302,408       12,480,378
Boston Scientific Corp. (a)........  1,423,470       24,455,214
C.R. Bard, Inc. ...................    132,194       10,968,136
Hospira, Inc. (a)..................    187,558        6,298,198
Medtronic, Inc. ...................  1,389,411       74,347,383
St. Jude Medical, Inc. (a).........    433,194       15,837,573
Stryker Corp. .....................    361,142       19,902,536
Zimmer Holdings, Inc. (a)..........    291,455       22,844,243
                                                 --------------
                                                    249,123,878
                                                 --------------
HEALTH CARE PROVIDERS & SERVICES -- 20.5%
Aetna, Inc. .......................    644,696       27,837,973
AmerisourceBergen Corp. ...........    239,823       10,782,442
Cardinal Health, Inc. .............    490,360       31,593,895
Caremark Rx, Inc. .................    511,082       29,187,893
CIGNA Corp. .......................    127,076       16,719,389
Coventry Health Care, Inc. (a).....    188,591        9,438,980
Express Scripts, Inc. (a)..........    171,160       12,255,056
Health Management Associates, Inc.
  (Class A)........................    296,329        6,255,505
Humana, Inc. (a)...................    212,592       11,758,464
Laboratory Corp. of America
  Holdings (a).....................    150,030       11,022,704
Manor Care, Inc. ..................     94,598        4,438,538
McKesson Corp. ....................    369,119       18,714,333
Medco Health Solutions, Inc. (a)...    361,865       19,338,066
Patterson Cos., Inc. (a)...........    163,639        5,810,821
Quest Diagnostics, Inc. ...........    198,993       10,546,629
Tenet Healthcare Corp. (a).........    584,216        4,071,986
UnitedHealth Group, Inc. ..........  1,631,667       87,669,468
WellPoint, Inc. (a)................    764,686       60,173,141
                                                 --------------
                                                    377,615,283
                                                 --------------

       SECURITY DESCRIPTION           SHARES         VALUE
       --------------------           ------         -----
HEALTH CARE TECHNOLOGY -- 0.4%
IMS Health, Inc. ..................    251,804   $    6,919,574
                                                 --------------
LIFE SCIENCES TOOLS & SERVICES -- 2.4%
Applera Corp. -- Applied Biosystems
  Group............................    232,301        8,523,124
Millipore Corp. (a)................     70,851        4,718,677
PerkinElmer, Inc. .................    150,005        3,334,611
Thermo Electron Corp. (a)..........    486,549       22,035,804
Waters Corp. (a)...................    121,185        5,934,429
                                                 --------------
                                                     44,546,645
                                                 --------------
PHARMACEUTICALS -- 51.8%
Abbott Laboratories................  1,563,012       76,134,315
Allergan, Inc. ....................    189,813       22,728,209
Barr Pharmaceuticals, Inc. (a).....    126,929        6,361,681
Bristol-Myers Squibb Co. ..........  2,374,908       62,507,579
Eli Lilly and Co. .................  1,182,772       61,622,421
Forest Laboratories, Inc. (a)......    385,160       19,489,096
Johnson & Johnson..................  3,480,474      229,780,894
King Pharmaceuticals, Inc. (a).....    307,919        4,902,070
Merck & Co., Inc. .................  2,608,575      113,733,870
Mylan Laboratories, Inc. ..........    248,609        4,962,236
Pfizer, Inc. ......................  8,655,761      224,184,210
Schering-Plough Corp. .............  1,800,599       42,566,160
Watson Pharmaceuticals, Inc. (a)...    128,814        3,353,028
Wyeth..............................  1,625,844       82,787,976
                                                 --------------
                                                    955,113,745
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,863,188,778)............               1,840,406,346
                                                 --------------
SHORT TERM INVESTMENTS -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
AIM Short Term Investment Class
  Prime Fund (Cost $307,757).......    307,757          307,757
                                                 --------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $1,863,496,535)............               1,840,714,103
OTHER ASSETS AND
  LIABILITIES -- 0.1%..............                   2,167,846
                                                 --------------
NET ASSETS -- 100.0%...............              $1,842,881,949
                                                 ==============

(a) Non-income producing security

(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 23.5%
Boeing Co. ........................    631,134   $   56,069,945
General Dynamics Corp. ............    336,552       25,022,641
Goodrich Corp. ....................    145,207        6,614,179
Honeywell International, Inc. .....    658,282       29,780,678
L-3 Communications Holdings,
  Inc. ............................     95,532        7,812,607
Lockheed Martin Corp. .............    288,209       26,535,403
Northrop Grumman Corp. ............    285,153       19,304,858
Raytheon Co. ......................    371,984       19,640,755
Rockwell Collins, Inc. ............    165,215       10,456,457
United Technologies Corp. .........    796,797       49,815,748
                                                 --------------
                                                    251,053,271
                                                 --------------
AIR FREIGHT & LOGISTICS -- 8.4%
FedEx Corp. .......................    251,225       27,288,059
United Parcel Service, Inc. (Class
  B)...............................    835,271       62,628,620
                                                 --------------
                                                     89,916,679
                                                 --------------
AIRLINES -- 0.9%
Southwest Airlines Co. ............    660,767       10,122,950
                                                 --------------
BUILDING PRODUCTS -- 1.6%
American Standard Cos. Inc. .......    164,713        7,552,091
Masco Corp. .......................    335,522       10,022,042
                                                 --------------
                                                     17,574,133
                                                 --------------
COMMERCIAL SERVICES & SUPPLIES -- 6.4%
Allied Waste Industries, Inc.
  (a)..............................    308,087        3,786,389
Avery Dennison Corp. ..............     89,206        6,059,764
Cintas Corp. ......................    125,905        4,999,688
Equifax, Inc. .....................    130,216        5,286,770
Monster Worldwide, Inc. (a)........    159,157        7,423,082
Pitney Bowes, Inc. ................    193,958        8,958,920
R.R. Donnelley & Sons Co. .........    238,510        8,476,645
Robert Half International, Inc. ...    181,159        6,724,622
Waste Management, Inc. ............    446,082       16,402,435
                                                 --------------
                                                     68,118,315
                                                 --------------
CONSTRUCTION & ENGINEERING -- 0.8%
Fluor Corp. .......................     97,927        7,995,740
                                                 --------------
ELECTRICAL EQUIPMENT -- 4.9%
American Power Conversion Corp. ...    180,300        5,515,377
Cooper Industries Ltd. (Class A)...     93,075        8,416,772
Emerson Electric Co. ..............    649,224       28,624,286
Rockwell Automation, Inc. .........    168,399       10,285,811
                                                 --------------
                                                     52,842,246
                                                 --------------
INDUSTRIAL CONGLOMERATES -- 30.0%
3M Co. ............................    576,974       44,963,584
General Electric Co. ..............  5,832,350      217,021,744

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
INDUSTRIAL CONGLOMERATES -- (CONTINUED)
Textron, Inc. .....................    119,794   $   11,233,083
Tyco International Ltd. ...........  1,571,710       47,779,984
                                                 --------------
                                                    320,998,395
                                                 --------------
MACHINERY -- 15.3%
Caterpillar, Inc. .................    530,140       32,513,486
Cummins, Inc. .....................     73,907        8,734,329
Danaher Corp. .....................    203,147       14,715,969
Deere & Co. .......................    197,326       18,759,783
Dover Corp. .......................    188,020        9,216,740
Eaton Corp. .......................    139,291       10,466,326
Illinois Tool Works, Inc. .........    340,806       15,741,829
Ingersoll-Rand Co. (Class A).......    272,080       10,646,491
ITT Corp. .........................    171,320        9,734,402
PACCAR, Inc. ......................    220,718       14,324,598
Pall Corp. ........................    137,100        4,736,805
Parker-Hannifin Corp. .............    113,687        8,740,257
Terex Corp. (a)....................     77,084        4,978,085
                                                 --------------
                                                    163,309,100
                                                 --------------
ROAD & RAIL -- 7.4%
Burlington Northern Santa Fe
  Corp. ...........................    308,381       22,761,602
CSX Corp. .........................    400,881       13,802,333
Norfolk Southern Corp. ............    356,143       17,910,431
Ryder System, Inc. ................     84,335        4,306,145
Union Pacific Corp. ...............    224,110       20,622,602
                                                 --------------
                                                     79,403,113
                                                 --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
W.W. Grainger, Inc. ...............     73,257        5,123,595
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,071,795,940)............               1,066,457,537
                                                 --------------
SHORT TERM INVESTMENTS -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
AIM Short Term Investment Class
  Prime Fund (Cost $315,820).......    315,820          315,820
                                                 --------------
TOTAL INVESTMENTS -- 99.7%
  (Cost $1,072,111,760)............               1,066,773,357
OTHER ASSETS AND
  LIABILITIES -- 0.3%..............                   2,755,194
                                                 --------------
NET ASSETS -- 100.0%...............              $1,069,528,551
                                                 ==============

(a) Non-income producing security

(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.7%
CHEMICALS -- 50.4%
Air Products & Chemicals, Inc. ....    599,983   $   42,166,805
Ashland, Inc. .....................    157,384       10,887,825
Dow Chemical Co. ..................  2,587,223      103,333,687
Du Pont (E.I.) de Nemours and
  Co. .............................  2,491,410      121,356,581
Eastman Chemical Co. ..............    226,287       13,421,082
Ecolab, Inc. ......................    487,396       22,030,299
Hercules, Inc. (a).................    317,810        6,136,911
International Flavors & Fragrances,
  Inc. ............................    215,712       10,604,402
Monsanto Co. ......................  1,473,316       77,393,289
PPG Industries, Inc. ..............    450,584       28,931,999
Praxair, Inc. .....................    791,146       46,938,692
Rohm & Haas Co. ...................    388,411       19,855,570
Sigma-Aldrich Corp. ...............    181,041       14,070,507
                                                 --------------
                                                    517,127,649
                                                 --------------
CONSTRUCTION MATERIALS -- 2.3%
Vulcan Materials Co. ..............    258,160       23,200,839
                                                 --------------
CONTAINERS & PACKAGING -- 6.2%
Ball Corp. ........................    286,508       12,491,749
Bemis Co., Inc. ...................    289,440        9,835,171
Pactiv Corp. (a)...................    366,504       13,080,528
Sealed Air Corp. ..................    221,621       14,387,635
Temple-Inland, Inc. ...............    294,166       13,540,461
                                                 --------------
                                                     63,335,544
                                                 --------------
METALS & MINING -- 30.8%
Alcoa, Inc. .......................  2,351,445       70,566,864
Allegheny Technologies, Inc. ......    275,782       25,007,912

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
METALS & MINING -- (CONTINUED)
Freeport-McMoran Copper & Gold,
  Inc. (Class B)...................    537,067   $   29,930,744
Newmont Mining Corp. (Holding
  Co.).............................  1,220,906       55,123,906
Nucor Corp. .......................    822,595       44,963,043
Phelps Dodge Corp. ................    551,494       66,024,861
United States Steel Corp. .........    323,941       23,693,045
                                                 --------------
                                                    315,310,375
                                                 --------------
PAPER & FOREST PRODUCTS -- 10.0%
International Paper Co. ...........  1,238,593       42,236,021
MeadWestvaco Corp. ................    497,775       14,963,117
Weyerhaeuser Co. ..................    644,000       45,498,600
                                                 --------------
                                                    102,697,738
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,066,888,889)............               1,021,672,145
                                                 --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $1,396,419).....  1,396,419        1,396,419
                                                 --------------
TOTAL INVESTMENTS -- 99.8%(Cost
  $1,068,285,308)..................               1,023,068,564
OTHER ASSETS AND
  LIABILITIES -- 0.2%..............                   1,874,946
                                                 --------------
NET ASSETS -- 100.0%...............              $1,024,943,510
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 14.6%
ADC Telecommunications, Inc. (a)...    113,676   $    1,651,712
Avaya, Inc. (a)....................    507,339        7,092,599
CIENA Corp. (a)....................     78,751        2,182,190
Cisco Systems, Inc. (a)............  5,126,296      140,101,670
Comverse Technology, Inc. (a)......    193,694        4,088,881
Corning, Inc. (a)..................  1,420,315       26,574,094
JDS Uniphase Corp. (a).............    191,635        3,192,639
Juniper Networks, Inc. (a).........    477,148        9,037,183
Motorola, Inc. ....................  2,067,579       42,509,424
QUALCOMM, Inc. ....................  1,407,609       53,193,544
Tellabs, Inc. (a)..................    406,537        4,171,070
                                                 --------------
                                                    293,795,006
                                                 --------------
COMPUTERS & PERIPHERALS -- 20.5%
Apple Computer, Inc. (a)...........    755,542       64,100,183
Dell, Inc. (a).....................  1,924,863       48,294,813
EMC Corp. (a)......................  1,896,269       25,030,751
Hewlett-Packard Co. ...............  2,323,264       95,695,244
International Business Machines
  Corp. ...........................  1,271,565      123,532,540
Lexmark International, Inc. (Class
  A) (a)...........................     85,466        6,256,111
NCR Corp. (a)......................    167,639        7,168,244
Network Appliance, Inc. (a)........    338,202       13,284,574
QLogic Corp. (a)...................    143,468        3,144,818
SanDisk Corp. (a)..................    189,828        8,168,299
Sun Microsystems, Inc. (a).........  3,050,830       16,535,499
                                                 --------------
                                                    411,211,076
                                                 --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 14.2%
AT&T, Inc. ........................  2,470,460       88,318,945
BellSouth Corp. ...................  1,548,227       72,936,974
CenturyTel, Inc. ..................    103,539        4,520,513
Citizens Communications Co. .......    296,430        4,259,699
Embarq Corp. ......................    125,806        6,612,363
Qwest Communications International,
  Inc. (a).........................  1,395,300       11,678,661
Verizon Communications, Inc. ......  2,464,482       91,777,310
Windstream Corp. ..................    402,477        5,723,223
                                                 --------------
                                                    285,827,688
                                                 --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.5%
Agilent Technologies, Inc. (a).....    355,637       12,393,949
Jabil Circuit, Inc. ...............    167,564        4,113,696
Molex, Inc. .......................    119,702        3,786,174
Sanmina-SCI Corp. (a)..............    507,024        1,749,233
Solectron Corp. (a)................    845,916        2,723,850
Symbol Technologies, Inc. .........    246,621        3,684,518
Tektronix, Inc. ...................     81,267        2,370,558
                                                 --------------
                                                     30,821,978
                                                 --------------
INTERNET SOFTWARE & SERVICES -- 7.2%
eBay, Inc. (a).....................    976,803       29,372,466
Google, Inc. (Class A) (a).........    180,941       83,319,712
VeriSign, Inc. (a).................    206,768        4,972,771
Yahoo!, Inc. (a)...................  1,060,297       27,079,985
                                                 --------------
                                                    144,744,934
                                                 --------------

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
IT SERVICES -- 6.1%
Affiliated Computer Services, Inc.
  (Class A) (a)....................    100,042   $    4,886,051
Automatic Data Processing, Inc. ...    464,831       22,892,927
Cognizant Technology Solutions
  Corp. (a)........................    119,473        9,218,537
Computer Sciences Corp. (a)........    151,405        8,080,485
Convergys Corp. (a)................    116,020        2,758,956
Electronic Data Systems Corp. .....    450,123       12,400,889
Fidelity National Information
  Services, Inc. ..................    137,239        5,501,911
First Data Corp. ..................    645,358       16,469,536
Fiserv, Inc. (a)...................    146,003        7,653,477
Paychex, Inc. .....................    285,514       11,289,224
Sabre Holdings Corp. ..............    111,169        3,545,179
Unisys Corp. (a)...................    314,026        2,461,964
Western Union Co. (The)............    646,958       14,504,798
                                                 --------------
                                                    121,663,934
                                                 --------------
OFFICE ELECTRONICS -- 0.7%
Xerox Corp. (a)....................    850,789       14,420,874
                                                 --------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 13.4%
Advanced Micro Devices, Inc. (a)...    518,420       10,549,847
Altera Corp. (a)...................    323,017        6,356,975
Analog Devices, Inc. ..............    297,120        9,766,334
Applied Materials, Inc. ...........  1,185,303       21,868,840
Broadcom Corp. (Class A) (a).......    419,720       13,561,153
Intel Corp. .......................  4,867,370       98,564,243
KLA-Tencor Corp. ..................    174,504        8,681,574
Linear Technology Corp. ...........    260,207        7,889,476
LSI Logic Corp. (a)................    380,681        3,426,129
Maxim Integrated Products, Inc. ...    277,217        8,488,385
Micron Technology, Inc. (a)........    664,567        9,277,355
National Semiconductor Corp. ......    266,852        6,057,540
Novellus Systems, Inc. (a).........    110,961        3,819,278
NVIDIA Corp. (a)...................    342,144       12,662,749
PMC-Sierra, Inc. (a)...............    224,011        1,503,114
Teradyne, Inc. (a).................    177,446        2,654,592
Texas Instruments, Inc. ...........  1,264,910       36,429,408
Xilinx, Inc. ......................    294,032        7,000,902
                                                 --------------
                                                    268,557,894
                                                 --------------
SOFTWARE -- 18.4%
Adobe Systems, Inc. (a)............    514,388       21,151,634
Autodesk, Inc. (a).................    228,179        9,232,122
BMC Software, Inc. (a).............    184,078        5,927,312
CA, Inc. ..........................    358,373        8,117,148
Citrix Systems, Inc. (a)...........    170,750        4,618,787
Compuware Corp. (a)................    345,029        2,874,092
Electronic Arts, Inc. (a)..........    270,087       13,601,581
Intuit, Inc. (a)...................    301,516        9,199,253
Microsoft Corp. ...................  7,302,617      218,056,144
Novell, Inc. (a)...................    343,163        2,127,611
Oracle Corp. (a)...................  3,392,783       58,152,301
Symantec Corp. (a).................    791,254       16,497,646
                                                 --------------
                                                    369,555,631
                                                 --------------

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
WIRELESS TELECOMMUNICATION SERVICES -- 3.3%
ALLTEL Corp. ......................    320,725   $   19,397,448
Sprint Nextel Corp. ...............  2,494,243       47,116,250
                                                 --------------
                                                     66,513,698
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $2,158,874,729)............               2,007,112,713
                                                 --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund.......................  2,343,496        2,343,496
Federated Prime Obligations Fund...      2,920            2,920
                                                 --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $2,346,416)................                   2,346,416
                                                 --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $2,161,221,145)............               2,009,459,129
OTHER ASSETS AND
  LIABILITIES -- 0.0% (b)..........                    (654,937)
                                                 --------------
NET ASSETS -- 100.0%...............              $2,008,804,192
                                                 ==============

(a) Non-income producing security

(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

       SECURITY DESCRIPTION           SHARES         VALUE
       --------------------           ------         -----
COMMON STOCKS -- 103.3%
ELECTRIC UTILITIES -- 54.9%
Allegheny Energy, Inc. (a).........  1,133,363   $   52,032,695
American Electric Power Co.,
  Inc. ............................  2,712,829      115,512,259
Duke Energy Corp. .................  8,252,897      274,078,709
Edison International...............  2,234,441      101,622,377
Entergy Corp. .....................  1,418,690      130,973,461
Exelon Corp. ......................  4,601,399      284,780,584
FirstEnergy Corp. .................  2,189,154      132,005,986
FPL Group, Inc. ...................  2,772,332      150,870,308
Pinnacle West Capital Corp. .......    684,794       34,712,208
PPL Corp. .........................  2,616,819       93,786,793
Progress Energy, Inc. .............  1,743,247       85,558,563
Southern Co. (The).................  5,093,712      187,754,224
                                                 --------------
                                                  1,643,688,167
                                                 --------------
GAS UTILITIES -- 2.5%
Nicor, Inc. .......................    306,625       14,350,050
Peoples Energy Corp. ..............    263,787       11,756,986
Questar Corp. .....................    588,916       48,909,474
                                                 --------------
                                                     75,016,510
                                                 --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 12.6%
AES Corp. (a)......................  4,555,006      100,392,332
Constellation Energy Group,
  Inc. ............................  1,234,491       85,019,395
Dynegy, Inc. (Class A) (a).........  2,596,104       18,795,793
TXU Corp. .........................  3,149,490      170,733,853
                                                 --------------
                                                    374,941,373
                                                 --------------

       SECURITY DESCRIPTION           SHARES         VALUE
       --------------------           ------         -----
MULTI-UTILITIES -- 33.3%
Ameren Corp. ......................  1,414,498   $   76,000,978
CenterPoint Energy, Inc. ..........  2,145,471       35,571,909
CMS Energy Corp. (a)...............  1,525,475       25,475,433
Consolidated Edison, Inc. .........  1,761,054       84,653,866
Dominion Resources, Inc. ..........  2,425,830      203,381,587
DTE Energy Co. ....................  1,220,447       59,081,839
KeySpan Corp. .....................  1,202,134       49,503,878
NiSource, Inc. ....................  1,872,273       45,121,779
PG&E Corp. ........................  2,392,176      113,221,690
Public Service Enterprise Group,
  Inc. ............................  1,729,627      114,812,640
Sempra Energy......................  1,798,011      100,760,537
TECO Energy, Inc. .................  1,434,725       24,720,312
Xcel Energy, Inc. .................  2,790,371       64,345,955
                                                 --------------
                                                    996,652,403
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $2,943,871,572)............               3,090,298,453
                                                 --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $3,894,059).....  3,894,059        3,894,059
                                                 --------------
TOTAL INVESTMENTS -- 103.4%
  (Cost $2,947,765,631)............               3,094,192,512
OTHER ASSETS AND
  LIABILITIES -- (3.4)%............                (101,028,969)
                                                 --------------
NET ASSETS -- 100.0%...............              $2,993,163,543
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (UNAUDITED)

SECURITY VALUATION

The Fund's securities holdings, except for those traded on the NASDAQ, are valued based on the last sale price. Securities traded on the NASDAQ are valued at the NASDAQ Official Close Price. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market and other investment companies at NAV per share. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures adopted by the Board of Trustees.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

FEDERAL INCOME TAX COST

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2006 were as follows:

                                                                            GROSS          GROSS       NET UNREALIZED
                                                          IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                                             COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund          $  663,858,723   $ 19,512,597   $ 31,615,821   $ (12,103,224)
Consumer Staples Select Sector SPDR Fund                 1,430,067,637     88,206,336     30,995,560      57,210,776
Energy Select Sector SPDR Fund                           3,924,005,197     54,433,339    213,883,552    (159,450,213)
Financial Select Sector SPDR Fund                        2,209,733,487     81,139,837     38,350,201      42,789,636
Health Care Select Sector SPDR Fund                      1,863,496,535     62,271,222     85,053,654     (22,782,432)
Industrial Select Sector SPDR Fund                       1,072,111,760     27,174,805     32,513,208      (5,338,403)
Materials Select Sector SPDR Fund                        1,068,285,308     12,426,568     57,643,312     (45,216,744)
Technology Select Sector SPDR Fund                       2,161,221,145    108,220,887    259,982,903    (151,762,016)
Utilities Select Sector SPDR Fund                        2,947,765,631    172,665,784     26,238,903     146,426,881

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.sectorspdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR Trust


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President


By: /s/ John W. Clark
    ---------------------------------
    John W. Clark
    Treasurer

Date: February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President


By: /s/ John W. Clark
    ---------------------------------
    John W. Clark
    Treasurer

Date: February 23, 2007